Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expenses
Sales and marketing	$ 80,603	$ 7,029
Research and development	954,593	1,608,895
General and administrative	557,904	366,435
Professional and consulting fees	1,158,484	1,252,510
Loss before other items	(2,751,584)	(3,234,869)
Other items
Other income	(879,344)
Depreciation	(240)
Interest income	(2,134)
Interest expense	(52,941)
Foreign exchange gain	2,695
Listing expense	(41,481,605)
Transaction expense	(2,461,025)
Fair value loss on convertible note	(5,157,397)
Fair value loss on warrant liability	(306,250)
Fair value loss on promissory notes	(108,288)
NET LOSS	(51,159,048)	(3,206,403)
Other comprehensive income/(loss)
Foreign exchange gain/(loss) on translation	3,715	(89,828)
Other comprehensive income	195,697
TOTAL COMPREHENSIVE LOSS	$ (50,963,351)	$ (3,296,231)
Loss per share - basic (in dollars per share)	$ (7.82)	$ (0.66)
Loss per share - diluted (in dollars per share)	$ (7.82)	$ (0.66)
Weighted average number of outstanding shares - basic (in shares)	6,517,215	5,000,000
Weighted average number of outstanding shares - diluted (in shares)	6,517,215	5,000,000